Other Fixed Assets	12 Months Ended
Dec. 31, 2015
Other Fixed Assets [Abstract]
Other Fixed Assets
10.      Other Fixed Assets:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Land	Buildings	Storage Facility	Other	Total
Cost, December 31, 2013	$9,036	3,459	-	13,196	$25,691
- Additions	-	-	226,067	7,955	234,022
- Disposals	-	-	-	(33)	(33)
Cost, December 31, 2014	9,036	3,459	226,067	21,118	259,680
- Additions	-	-	843	771	1,614
- Disposals	-	-	-	(306)	(306)
Cost, December 31, 2015	9,036	3,459	226,910	21,583	260,988

Accumulated depreciation, December 31, 2013	-	519	-	2,263	2,782
- Depreciation expense	-	83	415	2,665	3,163
- Disposals	-	-	-	(33)	(33)
Accumulated depreciation, December 31, 2014	-	602	415	4,895	5,912
- Depreciation expense	-	122	5,176	3,212	8,510
- Disposals	-	-	-	(217)	(217)
Accumulated depreciation, December 31, 2015	-	724	5,591	7,890	14,205

Net book value, December 31, 2013	9,036	2,940	-	10,933	22,909
Net book value, December 31, 2014	9,036	2,857	225,652	16,223	253,768
Net book value, December 31, 2015	$9,036	2,735	221,319	13,693	$246,783

During the years ended December 31, 2015 and 2014, the Company set up security equipment on its vessels totaling $0 and $4,760, respectively, which is being depreciated over in its estimated useful life of five years.

During the year ended December 31, 2014, the Company set up security systems on its storage facility on the Las Palmas terminal site totaling $1,249.

In December 2014 the Company transferred to the other fixed assets from advances for other fixed assets under construction the cost incurred of $226,067 relating to the Fujairah oil terminal site related to the construction of the storage facility.